Line of Credit, Term Loan and Promissory Note	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Line of Credit, Term Loan and Promissory Note / Due to Related Party [Abstract]
LINE OF CREDIT, TERM LOAN AND PROMISSORY NOTE

NOTE 8 – LINE OF CREDIT,  TERM LOAN AND PROMISSORY NOTE

On August 1, 2013, the Company entered into a line of credit and term loan with a bank. The term of the line is for two years, expiring on July 31, 2015. The agreement includes a borrowing base calculation tied to accounts receivable with a maximum availability of $750,000 at prime plus 1.75% interest (currently 5%).  The line is collateralized by substantially all of the assets of the Company and is guaranteed by the Company’s Chief Executive Officer, Mr. Meller.  The credit facility requires the Company to pay a monitoring fee of $1,000 monthly. At September 30, 2014, the Company was in compliance with its required financial covenants, the fixed charge ratio and debt to net worth. As of September 30, 2014, the availability under this line was $750,000.

Under the term loan, the Company borrowed $350,000 in July 2013 from a bank. The term of the loan is for two years and expires on July 31, 2015. Monthly payments are at $15,776 including interest at 8%. The term loan is collateralized by substantially all of the assets of the Company and is guaranteed by the Company’s Chief Executive Officer, Mr. Meller.  The outstanding balances at September 30, 2014 and December 31, 2013 were $151,125 and $279,517, respectively.

In connection with the May 6 acquisition of ESC, Inc., the Company issued a promissory note in the amount of $350,000 (the “Note”). The Note is due sixty (60) months from the Closing Date (the “Maturity Date”) and bears interest at a rate of two percent (2%) per annum. Monthly principal and interest payments are $6,135. Any overdue principal or interest on the Note shall bear interest, payable on demand, for each day until paid at a rate per annum equal to the lesser of (i) the maximum interest rate permitted by applicable law or (ii) ten percent (10%). The outstanding balance at September 30, 2014 was $327,739.

NOTE 6 – LINE OF CREDIT AND TERM LOAN

In October 2011, the Company negotiated a line of credit from a bank. The agreement included a borrowing base calculation tied to accounts receivable with a maximum availability of $750,000.  On August 1, 2013, the Company negotiated a new line of credit and term loan from the bank. The term of the line is for two years and expires on July 31, 2015. The agreement included a borrowing base calculation tied to accounts receivable with a maximum availability of $750,000 at prime plus 1.75% interest (currently 5%).  The line is collateralized by substantially all of the assets of the Company and is guaranteed by the Company’s Chief Executive Officer, Mr. Meller.  The credit facility requires the Company to pay a monitoring fee of $1,000 monthly. At December 31, 2013, the Company was in compliance with the required financial covenants, the fixed charge ratio and debt to net worth. As of December 31, 2013, the availability under this line was $750,000.

Under the term loan, the Company borrowed $350,000 in July 2013 from a bank. The term of the loan is for two years and expires on July 31, 2015. Monthly payments are at $15,776 including interest at 8%. The term loan is collateralized by substantially all of the assets of the Company and is guaranteed by the Company’s Chief Executive Officer, Mr. Meller.  At December 31, 2013 the outstanding balance was $279,517.